Capital Stock - Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity (Details) shares in Millions	3 Months Ended
Jun. 30, 2024 $ / shares shares
Lions Gate Class A Voting Shares | Stock Options and SARs
Number of Shares
Number of Shares, beginning balance	2.4
Granted (in shares)	0.0
Options exercised (in shares)	0.0
Forfeited or expired (in shares)	0.0
Number of Shares, ending balance	2.4
Weighted-Average Exercise Price
Outstanding, weighted average exercise price (in USD per share), beginning Balance | $ / shares	$ 22.96
Granted, weighted average exercise price (in USD per share) | $ / shares	0
Options exercised, weighted average exercise price (in USD per share) | $ / shares	0
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	11.71
Outstanding, weighted average exercise price (in USD per share), ending balance | $ / shares	$ 23
Lions Gate Class A Voting Shares | Stock Options and SARs | Maximum
Number of Shares
Forfeited or expired (in shares)	(0.1)
Lions Gate Class A Voting Shares | Restricted Stock and Restricted Share Units (RSUs)
Number of Shares
Outstanding (in shares), beginning balance	0.1
Granted (in shares)	0.0
Vested (in shares)	0.0
Forfeited or expired (in shares)	0.0
Outstanding (in shares), ending balance	0.1
Weighted-Average Grant-Date Fair Value
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 9.27
Granted, weighted average grant date fair value (in USD per share) | $ / shares	0
Restricted stock or RSUs vested, weighted average grant-date fair value (in USD per share) | $ / shares	0
Forfeited or expired, weighted average grant-date fair value (in USD per share) | $ / shares	0
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 9.27
Lions Gate Class B Non-Voting Shares | Stock Options and SARs
Number of Shares
Number of Shares, beginning balance	17.1
Granted (in shares)	0.0
Options exercised (in shares)	0.0
Forfeited or expired (in shares)	(2.0)
Number of Shares, ending balance	15.1
Weighted-Average Exercise Price
Outstanding, weighted average exercise price (in USD per share), beginning Balance | $ / shares	$ 13.92
Granted, weighted average exercise price (in USD per share) | $ / shares	0
Options exercised, weighted average exercise price (in USD per share) | $ / shares	7.13
Forfeited or expired, weighted average exercise price (in USD per share) | $ / shares	14.55
Outstanding, weighted average exercise price (in USD per share), ending balance | $ / shares	$ 13.84
Lions Gate Class B Non-Voting Shares | Restricted Stock and Restricted Share Units (RSUs)
Number of Shares
Outstanding (in shares), beginning balance	9.8
Granted (in shares)	0.2
Vested (in shares)	(0.6)
Forfeited or expired (in shares)	(0.1)
Outstanding (in shares), ending balance	9.3
Weighted-Average Grant-Date Fair Value
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance | $ / shares	$ 8.93
Granted, weighted average grant date fair value (in USD per share) | $ / shares	7.95
Restricted stock or RSUs vested, weighted average grant-date fair value (in USD per share) | $ / shares	9.17
Forfeited or expired, weighted average grant-date fair value (in USD per share) | $ / shares	8.73
Outstanding, weighted average grant-date fair value (in USD per share), ending balance | $ / shares	$ 8.7